Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Details) (USD $)	Mar. 31, 2013
Fair Market Value [Member]
Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Details) [Line Items]
Share Price	$ 0.10
Quoted Market Price [Member]
Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Details) [Line Items]
Share Price	$ 0.36
Development Stage Company [Member]
Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Details) [Line Items]
Common Stock, Other Shares, Outstanding (in Shares)	1,457,700